WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 83.9%
Angola - 1.2%
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	1,720,000		$1,936,060	(a)
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	2,500,000		2,595,450	(a)
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	800,000		830,544	(b)
Angolan Government International Bond, Senior Notes	9.375%	5/8/48	3,870,000		4,090,218	(a)
Angolan Government International Bond, Senior Notes	9.375%	5/8/48	2,000,000		2,113,808	(b)

Total Angola					11,566,080

Argentina - 3.4%
Argentina Bonar Bonds (Argentina BADLAR Private Deposit Rate + 2.000%)	55.469%	4/3/22	18,500,000	ARS	133,716	(c)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	79.499%	6/21/20	337,070,000	ARS	2,533,732	(c)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,040,000	ARS	13,990
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	822,228
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	22,810,000		9,614,643	(d)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	9,500,000		4,191,970
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	9,600,000		3,924,096	(d)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,400,000		1,394,000	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	3,920,000		1,411,200	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,500,000		1,310,750	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,350,000		1,254,575	(b)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	500,000		315,005	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	8,250,000		4,785,000	(a)(d)

Total Argentina					31,704,905

Armenia - 1.0%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	9,700,000		9,520,479	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahrain - 1.0%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	4,100,000		$4,555,182	(b)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	4,400,000		4,332,350	(a)

Total Bahrain					8,887,532

Brazil - 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	5,807,000	BRL	1,476,631
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	58,562,000	BRL	15,656,221

Total Brazil					17,132,852

Colombia - 3.4%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		23,628,849	(d)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000		2,717,021	(d)
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	4,600,000		5,566,000	(d)

Total Colombia					31,911,870

Costa Rica - 0.7%
Banco Nacional de Costa Rica	6.250%	11/1/23	2,220,000		2,330,556	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		4,215,792	(a)(d)

Total Costa Rica					6,546,348

Croatia - 1.1%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	3,640,000		3,760,633	(a)(d)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		6,254,980	(b)(d)

Total Croatia					10,015,613

Dominican Republic - 1.7%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	8,210,000		8,682,157	(a)(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	6,300,000		7,040,250	(a)(d)

Total Dominican Republic					15,722,407

Ecuador - 3.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	4,770,000		5,211,225	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ecuador - (continued)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	4,210,000	$4,599,425	(a)(d)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	19,400,000	18,454,444	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	2,340,000	2,534,536	(a)

Total Ecuador				30,799,630

Egypt - 2.8%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	5,430,000	5,608,213	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	5,100,000	5,416,134	(a)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	14,270,000	15,386,413	(a)

Total Egypt				26,410,760

El Salvador - 1.1%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000	6,643,239	(a)(d)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	3,200,000	3,268,000	(a)

Total El Salvador				9,911,239

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000	2,608,940	(b)

Georgia - 0.3%
Georgia Government International Bond	6.875%	4/12/21	2,360,000	2,503,016	(b)(d)

Ghana - 3.8%
Ghana Government International Bond, Senior Notes	7.875%	8/7/23	2,323,700	2,547,337	(b)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000	1,718,638	(a)(d)
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	5,400,000	5,553,047	(a)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	3,350,000	3,358,469	(a)(d)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	5,270,000	6,697,169	(a)(d)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	10,800,000	10,848,514	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - (continued)
Republic of Ghana Government Bonds	18.000%	7/26/21	11,000,000	GHS	$2,020,922
Republic of Ghana Government Bonds	17.600%	11/28/22	18,000,000	GHS	3,233,002

Total Ghana					35,977,098

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000		1,068,010	(b)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000		3,801,910	(a)

Total Honduras					4,869,920

Hungary - 1.5%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		14,313,308

Indonesia - 9.3%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,060,000		1,100,260	(a)(d)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		7,946,225	(a)(d)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		4,356,525	(b)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		25,001,903	(a)(d)(e)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	17,800,000		20,382,334	(a)(d)(e)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	133,900,000,000	IDR	9,575,996
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	131,422,000,000	IDR	9,941,780
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	126,438,000,000	IDR	9,440,763

Total Indonesia					87,745,786

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,386,314	(a)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,751,529	(a)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,419,371	(a)(d)

Total Ivory Coast					7,557,214

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jamaica - 1.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	3,390,000		$4,034,100	(d)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,312,218	(d)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	4,700,000		6,157,047

Total Jamaica					12,503,365

Jordan - 0.4%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		462,446	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	3,020,000		3,190,153	(a)

Total Jordan					3,652,599

Kazakhstan - 1.1%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,890,000		10,518,757	(b)(d)

Kenya - 1.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		211,439	(a)(d)
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,310,000		2,402,400	(a)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		5,509,747	(a)(d)
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,380,000		2,500,347	(a)

Total Kenya					10,623,933

Lebanon - 0.2%
Lebanon Government International Bond, Senior Notes	6.000%	1/27/23	3,000,000		2,091,195	(b)

Lithuania - 0.7%
Lithuania Government International Bond, Senior Notes	6.125%	3/9/21	5,850,000		6,183,748	(a)(d)

Mexico - 2.0%
Mexican Bonos, Bonds	6.500%	6/9/22	199,640,000	MXN	10,073,150	(d)
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	1,132,000		1,427,746	(d)
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	7,350,000		7,599,753	(d)

Total Mexico					19,100,649

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - 2.1%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000	$3,300,636	(a)(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,200,000	2,322,032	(b)(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	4,120,000	4,348,532	(a)(d)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	2,970,000	2,939,142	(a)(d)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000	6,941,148	(a)(d)

Total Nigeria				19,851,490

Oman - 2.6%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	5,079,094	(a)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	10,000,000	9,871,670	(a)(d)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	5,982,840	(a)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	3,500,000	3,311,875	(b)

Total Oman				24,245,479

Panama - 0.2%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,400,272	(d)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	226,974	(d)

Total Panama				1,627,246

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	3,500,000	3,823,785	(a)(d)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	2,172,147	(a)(d)

Total Paraguay				5,995,932

Peru - 5.9%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000	13,060,503	(d)(e)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000	33,071,892	(d)(e)
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	6,189,000	9,059,211	(d)

Total Peru				55,191,606

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Philippines - 0.6%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000		$5,431,549	(d)

Poland - 2.9%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	10,940,000		11,490,523	(d)
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000		15,889,207	(d)(e)

Total Poland					27,379,730

Qatar - 2.9%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		10,141,956	(a)(e)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		17,482,280	(a)(e)

Total Qatar					27,624,236

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,728,567	(a)(d)

Russia - 5.5%
Russian Federal Bond - OFZ	7.000%	1/25/23	964,000,000	RUB	15,053,145
Russian Federal Bond - OFZ	8.150%	2/3/27	289,580,000	RUB	4,808,801
Russian Federal Bond - OFZ	7.050%	1/19/28	83,026,000	RUB	1,298,184
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,340,828	(b)(d)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	18,008,595		20,532,049	(b)(d)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		4,197,229	(a)(d)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		4,326,871	(a)(d)

Total Russia					51,557,107

Senegal - 2.0%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,358,855	(b)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	4,800,000	EUR	5,447,727	(a)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	8,100,000		8,181,000	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	2,650,000		2,560,658	(a)

Total Senegal					18,548,240

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
South Africa - 1.2%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000	$4,922,975	(d)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	6,800,000	6,774,888

Total South Africa				11,697,863

Sri Lanka - 2.1%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	7,500,000	7,619,995	(b)(d)
Sri Lanka Government International Bond, Senior Notes	5.875%	7/25/22	3,460,000	3,482,457	(b)(d)
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	8,680,000	8,436,880	(b)(d)

Total Sri Lanka				19,539,332

Turkey - 2.9%
Export Credit Bank of Turkey, Senior Notes	5.000%	9/23/21	4,291,000	4,261,534	(a)(d)
Export Credit Bank of Turkey, Senior Notes	4.250%	9/18/22	2,000,000	1,903,308	(a)
Turkey Government International Bond, Senior Notes	3.250%	3/23/23	850,000	793,934	(d)
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000	449,431	(d)
Turkey Government International Bond, Senior Notes	6.350%	8/10/24	5,000,000	5,100,075	(d)
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000	4,882,059	(d)
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000	978,952	(d)
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	10,660,000	8,575,885	(d)

Total Turkey				26,945,178

Ukraine - 2.6%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	3,240,000	3,317,060	(a)(d)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000	5,969,049	(a)(d)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	13,480,000	15,476,995	(b)

Total Ukraine				24,763,104

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.7%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000	$6,331,392	(a)

Uruguay - 1.5%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154	3,239,338	(d)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	5,760,000	6,876,058	(d)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	3,700,000	4,329,000	(d)

Total Uruguay				14,444,396

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000	2,489,625	*(b)(f)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000	787,500	*(b)(f)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	473,063	*(f)

Total Venezuela				3,750,188

Vietnam - 1.2%
Vietnam Government International Bond, Senior Notes	6.750%	1/29/20	1,690,000	1,715,769	(b)(d)
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000	9,537,375	(a)(d)

Total Vietnam				11,253,144

TOTAL SOVEREIGN BONDS (Cost - $769,893,380)				788,285,022

CORPORATE BONDS & NOTES - 51.7%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	2,796,070	(a)(d)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	4,935,855	(a)(d)

Total Diversified Telecommunication Services				7,731,925

Media - 0.8%
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,861,536	(d)
Prosus NV, Senior Notes	5.500%	7/21/25	2,750,000	3,069,627	(a)(d)
Prosus NV, Senior Notes	4.850%	7/6/27	2,250,000	2,493,344	(a)(d)

Total Media				7,424,507

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,650,000	$2,772,827	(a)(d)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,710,000	5,155,613	(a)(d)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	470,834	(a)(d)

Total Wireless Telecommunication Services				8,399,274

TOTAL COMMUNICATION SERVICES				23,555,706

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	3,278,894	(b)(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	2,500,000	2,751,050	(d)

TOTAL CONSUMER DISCRETIONARY				6,029,944

CONSUMER STAPLES - 0.4%
Food Products - 0.4%
BRF SA, Senior Notes	4.875%	1/24/30	3,410,000	3,372,490	(a)

ENERGY - 19.9%
Oil, Gas & Consumable Fuels - 19.9%
CNOOC Curtis Funding No 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	2,954,631	(b)(d)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,359,160	(d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	8,377,272	(d)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	2,018,244	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	4,000,000	4,212,904	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	5,594,885	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	5,839,949	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	6,599,942	(a)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	6,196,587	(a)(d)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	3,893,308	(b)(d)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	3,838,485	(a)(d)
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	6,760,000	7,058,942	(a)(d)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000	2,684,838	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000		$16,803,920	(d)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000		1,096,000	(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000		6,774,936	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000		6,632,280	(e)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000		15,828,600	(d)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000		1,455,125	*(b)(f)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000		712,687	*(b)(f)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000		11,866,500	(a)(d)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000		5,810,940	(d)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000		2,759,477	(d)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,060,000		13,810,435	(d)
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000		3,137,044	(d)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	4,930,000		5,151,850	(a)
Reliance Holding USA Inc., Senior Notes	4.500%	10/19/20	6,610,000		6,739,170	(a)(d)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000		11,395,326	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,149,536	(b)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000		5,768,967	(a)(d)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000		2,659,398	(a)(d)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		3,381,432	(a)(d)
YPF SA, Senior Notes	16.500%	5/9/22	78,563,600	ARS	406,018	(a)
YPF SA, Senior Notes	16.500%	5/9/22	39,570,000	ARS	204,498	(b)
YPF SA, Senior Notes (Argentina BADLAR Private Deposit Rate + 4.000%)	51.625%	7/7/20	3,000,000		715,662	(b)(c)(d)

TOTAL ENERGY					186,888,948

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 10.1%
Banks - 6.8%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	$2,630,687	(a)(d)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000	1,127,778	(a)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	6,040,184	(a)(c)(d)(g)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	1,064,535	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,346,639	(a)(c)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,890,000	2,042,937	(d)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	6,970,000	7,194,434	(a)(c)(d)(g)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000	18,771,499	(b)(d)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,325,230	(a)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	10,161,400	(a)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	6,410,000	7,243,228	(a)(c)(d)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	4,600,000	4,772,994	(a)(c)

Total Banks				63,721,545

Capital Markets - 0.3%
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000	2,488,005	(a)(c)(d)(g)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 1.2%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000		$5,913,275	(a)
International Finance Corp., Senior Notes	15.500%	1/29/21	127,000,000	UAH	5,295,245

Total Consumer Finance					11,208,520

Diversified Financial Services - 1.8%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	5,760,000		6,033,658	(a)(d)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	4,700,000		4,782,250	(a)(d)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000		3,009,600	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000		1,056,400	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000		2,141,667	(a)(d)

Total Diversified Financial Services					17,023,575

TOTAL FINANCIALS					94,441,645

INDUSTRIALS - 1.4%
Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000		1,175,010	(a)(d)
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	5,220,000		5,333,572	(a)(d)

Total Industrial Conglomerates					6,508,582

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000		2,995,200	(a)(d)

Transportation Infrastructure - 0.4%
DP World PLC, Senior Notes	5.625%	9/25/48	3,400,000		3,943,524	(a)(d)

TOTAL INDUSTRIALS					13,447,306

MATERIALS - 9.5%
Chemicals - 4.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000		250,163	(b)(d)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000		2,599,687	(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.625%	3/14/23	10,700,000		11,231,927	(b)(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	3,950,000		4,160,012	(b)(d)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000		495,250	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	$1,402,869	(a)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	215,826	(b)(d)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,211,324	(a)(d)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	5,263,800	(a)(d)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	5,363,310	(a)(d)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,890,462	(a)(d)
Phosagro OAO Via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	5,600,000	5,715,416	(a)(d)

Total Chemicals				44,800,046

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	3,044,100	(a)(d)

Metals & Mining - 3.0%
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.230%	11/15/21	4,000,000	4,203,238	(a)(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	11,147,180	(a)(d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	416,175	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	8,490,000	11,071,609	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,110,000	1,254,913	(d)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	291,000	301,913	(d)

Total Metals & Mining				28,395,028

Paper & Forest Products - 1.4%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	2,446,816	(a)(d)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,162,276	(a)(d)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	3,821,599	(a)(d)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	4,440,000	4,837,380	(d)

Total Paper & Forest Products				13,268,071

TOTAL MATERIALS				89,507,245

REAL ESTATE - 2.9%
Real Estate Management & Development - 2.9%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	9/7/21	4,000,000	4,149,718	(b)
China Overseas Finance Cayman III Ltd., Senior Notes	5.375%	10/29/23	2,460,000	2,703,134	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
China Overseas Finance Cayman VII Ltd., Senior Notes		4.250%	4/26/23	6,000,000	$6,303,882	(b)
Country Garden Holdings Co. Ltd., Senior Secured Notes		4.750%	7/25/22	10,000,000	10,000,410	(b)
Radiant Access Ltd., Senior Notes		4.600%	5/18/20	2,000,000	1,962,500	(b)(g)
Yuzhou Properties Co. Ltd., Senior Secured Notes		6.000%	10/25/23	2,000,000	1,834,603	(b)(d)

TOTAL REAL ESTATE					26,954,247

UTILITIES - 4.4%
Electric Utilities - 4.0%
Abu Dhabi National Energy Co. PJSC, Senior Notes		4.875%	4/23/30	5,100,000	5,781,268	(a)(d)
Enel Chile SA, Senior Notes		4.875%	6/12/28	5,150,000	5,742,250	(d)
Eskom Holdings SOC Ltd.		6.350%	8/10/28	5,000,000	5,361,960	(b)
Kallpa Generacion SA, Senior Notes		4.875%	5/24/26	2,270,000	2,437,435	(b)(d)
Pampa Energia SA, Senior Notes		7.500%	1/24/27	4,950,000	3,774,375	(a)(d)
Perusahaan Listrik Negara PT, Senior Notes		5.450%	5/21/28	4,810,000	5,546,659	(a)(d)
Perusahaan Listrik Negara PT, Senior Notes		5.250%	5/15/47	7,810,000	8,894,918	(b)(d)

Total Electric Utilities					37,538,865

Independent Power and Renewable Electricity Producers - 0.4%
Enel Generacion Chile SA, Senior Notes		4.250%	4/15/24	500,000	529,804	(d)
Minejesa Capital BV, Senior Secured Notes		5.625%	8/10/37	3,100,000	3,360,804	(a)(d)

Total Independent Power and Renewable Electricity Producers					3,890,608

TOTAL UTILITIES					41,429,473

TOTAL CORPORATE BONDS & NOTES (Cost - $461,321,329)					485,627,004

COUNTERPARTY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
Euro/U.S. Dollar, Put @$1.15	JPMorgan Chase & Co.	10/21/19	16,000,000	16,000,000	927,031

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Indian Rupee, Put @ 68.50INR	Barclays Bank PLC	1/13/20	42,800,000	42,800,000		$62,202
U.S. Dollar/ Indonesian Rupiah, Put @ 14,000.00IDR	JPMorgan Chase & Co.	1/14/20	17,100,000	17,100,000		61,756

TOTAL PURCHASED OPTIONS (Cost - $781,591)						1,050,989

		RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $4,159,371)		4.000%	3/6/20	106,645,599	ARS	694,857

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,236,155,671)						1,275,657,872

SHORT-TERM INVESTMENTS - 4.3%
SOVEREIGN BONDS - 2.9%
Egypt - 2.3%
Egypt Treasury Bills		0.000%	10/1/19	286,425,000	EGP	17,593,673	(h)
Egypt Treasury Bills		15.433%	1/21/20	63,775,000	EGP	3,747,139	(h)

Total Egypt						21,340,812

Argentina - 0.1%
Argentina Treasury Bills		150.736%	5/28/20	131,400,000	ARS	1,138,798	(h)

Nigeria - 0.5%
Nigeria OMO Bills		13.452%	2/20/20	1,954,980,000	NGN	5,126,930	(h)

TOTAL SOVEREIGN BONDS (Cost - $28,528,401)						27,606,540

				SHARES
MONEY MARKET FUNDS - 1.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $12,979,235)		1.947%		12,979,235		12,979,235

TOTAL SHORT-TERM INVESTMENTS (Cost - $41,507,636)						40,585,775

TOTAL INVESTMENTS - 140.1% (Cost - $1,277,663,307)						1,316,243,647
Liabilities in Excess of Other Assets - (40.1)%						(377,039,242)

TOTAL NET ASSETS - 100.0%						$939,204,405

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	The coupon payment on these securities is currently in default as of September 30, 2019.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
MXN	— Mexican Peso
NGN	— Nigerian Naira
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UAH	— Ukrainian Hryvnia
USD	— United States Dollar

At September 30, 2019, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Barclays Bank PLC	2.650%	10/1/2018	TBD	**	$4,131,250	Sovereign Bonds	$5,725,375
Barclays Bank PLC	2.650%	10/17/2018	TBD	**	36,472,500	Sovereign Bonds	42,664,764
Barclays Bank PLC	2.650%	11/20/2018	TBD	**	4,746,716	Sovereign Bonds	6,870,449

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Credit Suisse	3.050%	8/2/2019	TBD	**	$5,160,000	Corporate Bonds & Notes	$6,632,280
JPMorgan Chase & Co.	2.150%	9/20/2019	TBD	**	5,704,720	Sovereign Bonds	6,402,750
JPMorgan Chase & Co.	2.300%	9/20/2019	TBD	**	8,761,160	Sovereign Bonds	10,144,080
JPMorgan Chase & Co.	2.350%	9/20/2019	TBD	**	14,705,578	Sovereign Bonds	17,358,292
JPMorgan Chase & Co.	2.400%	9/20/2019	TBD	**	20,842,297	Sovereign Bonds	24,098,220

					$100,524,221		$119,896,210

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of September 30, 2019.

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro/U.S. Dollar, Call	JPMorgan Chase & Co.	10/21/19	$1.22		16,000,000	16,000,000	$(4)
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	1/13/20	71.70	INR	42,800,000	42,800,000	(572,776)
U.S. Dollar/Indonesian Rupiah, Call	JPMorgan Chase & Co.	1/14/20	15,000.00	IDR	17,100,000	17,100,000	(66,079)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $789,182)							$(638,859)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

IDR	— Indonesian Rupiah
INR	— Indian Rupee

At September 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,013	12/19	$132,883,630	$132,006,562	$877,068
U.S. Treasury Ultra Long-Term Bonds	70	12/19	12,939,473	13,433,438	(493,965)

Net unrealized appreciation on open futures contracts					$383,103

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2019

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	733,339,000	USD	11,387,252	Bank of America N.A.	10/15/19	$(102,668)
USD	11,384,158	RUB	733,339,000	Bank of America N.A.	10/15/19	99,575
INR	685,264,000	USD	9,645,492	Barclays Bank PLC	10/15/19	8,429
USD	4,643,135	INR	334,305,700	Barclays Bank PLC	10/15/19	(66,526)
USD	12,164,721	INR	868,926,000	Barclays Bank PLC	10/15/19	(76,610)
USD	12,773,172	INR	919,860,000	Barclays Bank PLC	10/15/19	(185,711)
USD	16,254,999	INR	1,173,936,000	Barclays Bank PLC	10/15/19	(283,279)
USD	9,746,589	MXN	187,000,000	Citibank N.A.	10/15/19	295,350
IDR	269,877,590,494	USD	19,025,561	JPMorgan Chase & Co.	10/15/19	(44,759)
USD	14,373,321	BRL	55,955,337	JPMorgan Chase & Co.	10/15/19	920,956
USD	4,051,124	IDR	58,036,407,494	JPMorgan Chase & Co.	10/15/19	(30,643)
USD	14,641,038	IDR	211,841,183,000	JPMorgan Chase & Co.	10/15/19	(257,997)
USD	900,767	EUR	800,000	JPMorgan Chase & Co.	10/17/19	27,634
USD	4,877,619	EUR	4,300,000	JPMorgan Chase & Co.	10/17/19	184,528
USD	17,181,893	SAR	64,451,000	Bank of America N.A.	11/14/19	(2,077)
USD	20,950,517	SAR	78,665,000	Bank of America N.A.	11/14/19	(23,200)
USD	11,255,212	RUB	733,339,000	Bank of America N.A.	1/15/20	111,246
USD	18,758,434	IDR	269,877,590,494	JPMorgan Chase & Co.	1/15/20	(36,155)

Total						$538,093

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$788,285,022	—	$788,285,022
Corporate Bonds & Notes	—	485,627,004	—	485,627,004
Purchased Options	—	1,050,989	—	1,050,989
Non-U.S. Treasury Inflation Protected Securities	—	694,857	—	694,857

Total Long-Term Investments	—	1,275,657,872	—	1,275,657,872

Short-Term Investments†:
Sovereign Bonds	—	27,606,540	—	27,606,540
Money Market Funds	$12,979,235	—	—	12,979,235

Total Short-Term Investments	12,979,235	27,606,540	—	40,585,775

Total Investments	$12,979,235	$1,303,264,412	—	$1,316,243,647

Other Financial Instruments:
Futures Contracts	$877,068	—	—	$877,068
Forward Foreign Currency Contracts	—	$1,647,718	—	1,647,718

Total Other Financial Instruments	$877,068	$1,647,718	—	$2,524,786

Total	$13,856,303	$1,304,912,130	—	$1,318,768,433

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$638,859	—	$638,859
Futures Contracts	$493,965	—	—	493,965
Forward Foreign Currency Contracts	—	1,109,625	—	1,109,625

Total	$493,965	$1,748,484	—	$2,242,449

†	See Schedule of Investments for additional detailed categorizations.